Share Capital and Other Reserves	6 Months Ended
Jun. 30, 2025
Share Capital and Other Reserves [Abstract]
Share capital and other reserves

Note 15 — Share capital and other reserves

The authorized share capital of the Company consists of the following:

1.	Ordinary shares - 30,000,000 shares of ordinary shares, with a nominal value of US$0.05 per share, of which 5,000,000 shares are designated Class A Ordinary Shares, nominal value US$0.05 per share, and 25,000,000 shares are designated Class B Ordinary Shares, nominal value US$0.05 per share. Class A Ordinary Shares are entitled to ten votes per share and Class B Ordinary Shares are entitled to one vote per share. The rights, including liquidation and dividend rights, of the holders of our Class A and Class B Ordinary Shares are identical except with respect to voting.

2.	Preferred shares - 50,000,000 shares of preferred shares, with a nominal value of US$0.005 per share, of which 10,000,000 shares are designated Series A Preferred Shares, nominal value US$0.005 per share and 2,500,000 are designated Series B Preferred Shares, nominal value US$0.005 per share

Shares Issued for Cash

Ordinary Shares

On June 17, 2025, the Company entered into subscription agreements with certain individual purchasers, pursuant to which the Company agreed to sell to such Purchasers an aggregate of 207,407 Class B Ordinary Shares, US$0.05 nominal value per share (adjusted from 2,074,074 Class B Ordinary Shares, nominal value US$0.005 as a result of the reverse share split), in a registered direct offering, for aggregate gross proceeds of $1,400,000 (EUR1,219,620) or US$6.75 per share.

Series A Preferred Shares

During the six months ended June 30, 2025, the Company entered into private placement agreements with investors whereby we issued 186,400 Series A Preferred Shares at an offering price of US$5.00 per share for total gross proceeds of $932,000 (EUR795,222). Each Series A Preferred Share is convertible at the option of the shareholder into eight (8) Class B Ordinary Shares.

Series B Preferred Shares

During the six months ended June 30, 2025, the Company entered into private placement agreements with investors whereby we sold 41,391 units of our Series B Preferred Shares at an offering price of US$5.40. Each unit consisted of one Series B Preferred Share and a warrant to purchase a number of Class B Ordinary Shares equal to 10% of the number of Class B Ordinary Shares underlying the Series B Preferred Shares at US$13.50 per share. Total gross proceeds received in connection with these transactions were US$223,511 or EUR190,709. After deducting the estimated costs for share issuance, the net proceeds totaled US$200,540 or EUR169,688. Each Series B Preferred Share is convertible at the option of the shareholder into eight (8) Class B Ordinary Shares. There are 3,311 Class B Ordinary shares purchasable under the warrants.

Shares Issued for Services

During the six months ended June 30, 2025, the Company granted restricted stock units (“RSUs”) totaling 171,000 Class B Ordinary Shares, with a nominal value US$0.05 per share (adjusted from 1,710,000 Class B Ordinary Shares, nominal value US$ 0.005 as a result of the reverse share split) to fifteen individuals. Of these recipients, four were directors of the Company, who collectively received 50,000 shares. A total of 131,000 shares vested immediately upon grant, while the remaining 40,000 shares are subject to service-based vesting and will vest evenly annually over a three-year period. The weighted average fair market value of the shares was EUR6.49 per share.

During the six months ended June 30, 2024, we granted restricted stock units (“RSUs”) totaling 106,500 Class B Ordinary Shares, with a nominal value US$0.05 per share (adjusted from 1,065,000 Class B Ordinary Shares, nominal value US$ 0.005 as a result of the reverse share split) to twelve individuals. Share awards totaling 71,500 shares vest on the date of grant, shares totaling 5,000 shares vest on the first anniversary of the grant date, and shares totaling 30,000 shares vest in three equal annual installments beginning on the first anniversary of the grant date. On August 30, 2024, we entered into a Termination Agreement with an individual to whom we had granted a share award for 30,000 Class B Ordinary Shares. Under the agreement, the Company agreed to accelerate vesting of 5,000 of the awarded shares, and the individual agreed to surrender 25,000 of her awarded shares.

We valued the share awards based on the fair market value of our Class B Ordinary Shares on the dates of grant. During the six-month periods ended June 30, 2025 and 2024, we recorded general and administrative expenses of EUR920,398 or US$1,005,766 and EUR785,406 or US$843,448, respectively, based on the vesting periods of the share awards. As of June 30, 2025, there was EUR248,865 or US$271,947 unrecognized expense for unvested RSUs that are subject to service-based vesting and will vest evenly annually over a three-year period.

Share Options

In prior years, we granted options to purchase 25,000 of our Class B Ordinary Shares with a nominal value US$0.05 per share (adjusted from 250,000 Class B Ordinary Shares, nominal value US$ 0.005 as a result of the reverse share split) to five individuals who served as directors of the Company. The options are exercisable at US$20.00 per share, expire seven (7) years from the date of grant, and vest ratably over a three-year period beginning January 26, 2023. In May 2023, an individual who was granted options to purchase 5,000 shares resigned before any of his options vested and, accordingly, his options were forfeited.

As reported in prior years, the fair value of each share option was estimated on the date of grant using the Black-Scholes option pricing model, resulting in a valuation for all five options totaling EUR638,688 (US$697,319). During the six-month periods ended June 30, 2025 and 2024, we recorded general and administrative expenses of EUR85,158 and EUR85,158, respectively in connection with these share options, representing the vested portion of the share options during that period.

Activity related to the share options is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	-	US$	-
Activity during the year ended December 31, 2023:
Options granted	25,000	US$	2.00
Options forfeited	(5,000)	US$	2.00
Outstanding, December 31, 2023	20,000	US$	2.00
Outstanding, December 31, 2024 (no activity)	20,000	US$	2.00
Outstanding, June 30, 2025 (no activity)	20,000	US$	2.00
Exercisable, June 30, 2025	13,333	US$	2.00	4.6	US$	0

Warrants

In prior years, we issued a 5-year warrant to purchase 10,500 Class B Ordinary Shares, with a nominal value US$0.05 per share (adjusted from 105,000 Class B Ordinary Shares, nominal value US$ 0.005 as a result of the reverse share split) to Revere Securities, LLC (“Revere”), the underwriter in our Initial Public Offering. The warrant expires January 26, 2028 and is fully exercisable upon issue at an exercise price of US$50.00 per share. We valued the warrant using the Black-Scholes option pricing model and recorded EUR198,209 as an initial warrant liability and a charge to additional paid-in-capital on the issue date. Since a variable number of shares may be issued for this warrant under certain circumstances, IAS 32 required it be recorded as a financial liability. As of June 30, 2025 and 2024, we adjusted the fair value of the warrant liability using the Black-Scholes option pricing model to EUR25,469 and EUR51,364, respectively. During the six months ended June 30, 2025 and 2024, we recorded other income of EUR23,077 and other expense of EUR19,389, respectively, in the Consolidated Statement of Profit or Loss as a change in the fair value of the warrant liability.

During the six months ended June 30, 2025 and 2024, the assumptions used in determining the fair values of the warrant issued to Revere were as follows:

	June 30, 2025	June 30, 2024

Expected term in years	2.6 years	3.6 years
Risk-free interest rate	3.68%	4.33%
Annual expected volatility	137%	146%
Dividend yield	0.0%	0.0%

During the six months ended June 30, 2025, we issued the following warrants:

1.	In connection with the Series A Preferred Stock offering, warrants to purchase 1,305 Class B Ordinary Shares at US$50.00 per share were issued to several parties engaged to assist with the offering.

2.	To purchasers of units in connection with the Series B Preferred Stock offering, warrants to purchase 3,311 Class B Ordinary Shares at US$13.50 per share.

3.	In connection with the Series B Preferred Stock offering, warrants to purchase 290 Class B Ordinary Shares at US$54.00 per share were issued to several parties engaged to assist with the offering.

We examined the features of the warrants, including a cashless exercise feature to determine whether to account for the warrants as liabilities or equity. Following the guidance of IAS 32, paragraph 26, management considered the probability of the occurrence of contingent events and concluded that features are not genuine as the events are very unlikely to occur. Accordingly, we have classified the warrants as equity. The warrants to investors in the Series B Preferred Share offering were valued as described in the Shares Issued for Cash section above. We valued the warrants to placement agents using the Black-Scholes option pricing model at a total of EUR40,139.

The assumptions used in determining the fair values of the warrants issued during the six months ended June 30, 2025 are as follows:

Expected term in years	5 years
Risk-free interest rate	3.96% to 4.48%
Annual expected volatility	60%
Dividend yield	0.0%

Warrant assumption definitions are:

Expected term in years: The term is based on the remaining contractual term of the warrant.

Risk-free interest rate: We use the risk-free interest rate of a U.S. Treasury Bill with a similar term on the date of the warrant valuation grant.

Volatility: We estimate the expected volatility of the share price based on the corresponding volatility of our historical share price or the volatilities of similar entities, whichever is most appropriate.

Dividend yield: We use a 0% expected dividend yield as we have not paid dividends to date and do not anticipate declaring dividends in the near future.

Activity related to the warrants is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	10,535	US$	10.00
Granted during year ended December 31, 2023	10,500	US$	50.00
Outstanding, December 31, 2023	21,035	US$	29.97
Granted during year ended December 31, 2024	3,815	US$	50.00
Outstanding, December 31, 2024	24,850	US$	33.04	3.2	0.00
Granted during six months ended June 30, 2025:
For Series A Preferred Stock Offering	1,305	US$	50.00
For Series B Preferred Stock Offering – Units	3,311	US$	13.50
For Series B Preferred Stock Offering - Other	290	US$	54.00
Outstanding, June 30, 2025	29,756	US$	33.14
Exercisable, June 30, 2025	29,756	US$	33.14	3.3	0.00

Equity Incentive Plan

Effective October 26, 2022, our board of directors adopted the Brera Holdings PLC 2022 Equity Incentive Plan (the “Plan”) authorizing a total of 2,000,000 shares of our Class B Ordinary Shares for future issuances under the Plan. Under the Plan, the exercise price of a granted option shall not be less than 100% of the fair market value on the date of grant (110% of the fair market value in the case of a 10% shareholder). Additionally, no option may be exercisable more than ten (10) years after the date it is granted (no more than five (5) years in the case of a 10% shareholder).

As of June 30, 2025, there are 1,170,000 shares available for future issuance under the Plan.